SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX BENEFIT TO ACTUAL TAX BENEFIT (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory blended income tax rates	(21.00%)	(21.00%)
State statutory income tax rate, net of federal benefit	(4.00%)	(4.00%)
Change in valuation allowance	25.00%	25.00%
Effective tax rate